Commitments and Contingencies - Schedule of Direct Exposure to Puerto Rico Government by Maturity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Direct exposure to the puerto rico government by maturity
Outstanding concentration of risk	$ 432,000	$ 458,000
PR Government direct exposure
Direct exposure to the puerto rico government by maturity
Outstanding concentration of risk	431,712
Total concentration of risk	431,712
PR Government direct exposure | From PR Central Government
Direct exposure to the puerto rico government by maturity
Outstanding concentration of risk	578
Total concentration of risk	578
PR Government direct exposure | From Municipalities
Direct exposure to the puerto rico government by maturity
Outstanding concentration of risk	431,134
Total concentration of risk	431,134
Loans | PR Government direct exposure
Direct exposure to the puerto rico government by maturity
Outstanding concentration of risk	390,959	413,000
Loans | PR Government direct exposure | From PR Central Government
Direct exposure to the puerto rico government by maturity
Outstanding concentration of risk	0
Loans | PR Government direct exposure | From Municipalities
Direct exposure to the puerto rico government by maturity
Outstanding concentration of risk	390,959
Securities Investment | PR Government direct exposure
Direct exposure to the puerto rico government by maturity
Outstanding concentration of risk	40,753	$ 45,000
Securities Investment | PR Government direct exposure | From PR Central Government
Direct exposure to the puerto rico government by maturity
Outstanding concentration of risk	578
Securities Investment | PR Government direct exposure | From Municipalities
Direct exposure to the puerto rico government by maturity
Outstanding concentration of risk	40,175
Within 1 year | PR Government direct exposure | From Municipalities
Direct exposure to the puerto rico government by maturity
Outstanding concentration of risk	81,853
Total concentration of risk	81,853
Within 1 year | Loans | PR Government direct exposure | From Municipalities
Direct exposure to the puerto rico government by maturity
Outstanding concentration of risk	78,108
Within 1 year | Securities Investment | PR Government direct exposure | From Municipalities
Direct exposure to the puerto rico government by maturity
Outstanding concentration of risk	3,745
After 1 and within 5 years | PR Government direct exposure | From PR Central Government
Direct exposure to the puerto rico government by maturity
Outstanding concentration of risk	8
Total concentration of risk	8
After 1 and within 5 years | PR Government direct exposure | From Municipalities
Direct exposure to the puerto rico government by maturity
Outstanding concentration of risk	156,863
Total concentration of risk	156,863
After 1 and within 5 years | Loans | PR Government direct exposure | From PR Central Government
Direct exposure to the puerto rico government by maturity
Outstanding concentration of risk	0
After 1 and within 5 years | Loans | PR Government direct exposure | From Municipalities
Direct exposure to the puerto rico government by maturity
Outstanding concentration of risk	139,283
After 1 and within 5 years | Securities Investment | PR Government direct exposure | From PR Central Government
Direct exposure to the puerto rico government by maturity
Outstanding concentration of risk	8
After 1 and within 5 years | Securities Investment | PR Government direct exposure | From Municipalities
Direct exposure to the puerto rico government by maturity
Outstanding concentration of risk	17,580
After 5 to 10 years | PR Government direct exposure | From PR Central Government
Direct exposure to the puerto rico government by maturity
Outstanding concentration of risk	30
Total concentration of risk	30
After 5 to 10 years | PR Government direct exposure | From Municipalities
Direct exposure to the puerto rico government by maturity
Outstanding concentration of risk	101,162
Total concentration of risk	101,162
After 5 to 10 years | Loans | PR Government direct exposure | From PR Central Government
Direct exposure to the puerto rico government by maturity
Outstanding concentration of risk	0
After 5 to 10 years | Loans | PR Government direct exposure | From Municipalities
Direct exposure to the puerto rico government by maturity
Outstanding concentration of risk	82,967
After 5 to 10 years | Securities Investment | PR Government direct exposure | From PR Central Government
Direct exposure to the puerto rico government by maturity
Outstanding concentration of risk	30
After 5 to 10 years | Securities Investment | PR Government direct exposure | From Municipalities
Direct exposure to the puerto rico government by maturity
Outstanding concentration of risk	18,195
After 10 years | PR Government direct exposure | From PR Central Government
Direct exposure to the puerto rico government by maturity
Outstanding concentration of risk	540
Total concentration of risk	540
After 10 years | PR Government direct exposure | From Municipalities
Direct exposure to the puerto rico government by maturity
Outstanding concentration of risk	91,256
Total concentration of risk	91,256
After 10 years | Loans | PR Government direct exposure | From PR Central Government
Direct exposure to the puerto rico government by maturity
Outstanding concentration of risk	0
After 10 years | Loans | PR Government direct exposure | From Municipalities
Direct exposure to the puerto rico government by maturity
Outstanding concentration of risk	90,601
After 10 years | Securities Investment | PR Government direct exposure | From PR Central Government
Direct exposure to the puerto rico government by maturity
Outstanding concentration of risk	540
After 10 years | Securities Investment | PR Government direct exposure | From Municipalities
Direct exposure to the puerto rico government by maturity
Outstanding concentration of risk	$ 655